Consolidated Statements of Convertible Preferred Stock and Stockholders' Deficit - USD ($)	Total	Common Stock	Additional Paid-in-Capital	Accumulated Deficit
Convertible Preferred Stock, beginning balance (in shares) at Dec. 31, 2023	0
Convertible Preferred Stock, beginning balance at Dec. 31, 2023	$ 0
Increase (Decrease) in Temporary Equity [Roll Forward]
Conversion of simple agreements for future equity to preferred stock (in shares)	752,726
Conversion of simple agreements for future equity to preferred stock	$ 1,558,143
Issuance of preferred stock (in shares)	1,826,442
Issuance of preferred stock	$ 5,946,501
Convertible Preferred Stock, ending balance (in shares) at Dec. 31, 2024	2,579,168
Convertible Preferred Stock, ending balance at Dec. 31, 2024	$ 7,504,644
Common Stock, beginning balance (in shares) at Dec. 31, 2023		10,000,000
Beginning balance at Dec. 31, 2023	(551,342)	$ 100	$ 128,188	$ (679,630)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(4,699,469)			(4,699,469)
Ending balance at Dec. 31, 2024	$ (5,250,811)	$ 100	128,188	(5,379,099)
Common Stock, ending balance (in shares) at Dec. 31, 2024	10,000,000	10,000,000
Increase (Decrease) in Temporary Equity [Roll Forward]
Issuance of preferred stock and warrants, net of issuance costs (in shares)	412,684
Issuance of preferred stock and warrants, net of issuance costs	$ 5,814,607
Convertible Preferred Stock, ending balance (in shares) at Mar. 31, 2025	2,991,852
Convertible Preferred Stock, ending balance at Mar. 31, 2025	$ 13,319,251
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(3,308,219)			(3,308,219)
Ending balance at Mar. 31, 2025	$ (8,559,030)	$ 100	128,188	(8,687,318)
Common Stock, ending balance (in shares) at Mar. 31, 2025		10,000,000
Convertible Preferred Stock, beginning balance (in shares) at Dec. 31, 2024	2,579,168
Convertible Preferred Stock, beginning balance at Dec. 31, 2024	$ 7,504,644
Increase (Decrease) in Temporary Equity [Roll Forward]
Issuance of preferred stock and warrants, net of issuance costs (in shares)	1,394,201
Issuance of preferred stock and warrants, net of issuance costs	$ 19,349,908
Convertible Preferred Stock, ending balance (in shares) at Dec. 31, 2025	3,973,369
Convertible Preferred Stock, ending balance at Dec. 31, 2025	$ 26,854,552
Common Stock, beginning balance (in shares) at Dec. 31, 2024	10,000,000	10,000,000
Beginning balance at Dec. 31, 2024	$ (5,250,811)	$ 100	128,188	(5,379,099)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of preferred stock and warrants, net of issuance costs	544,679		544,679
Net loss	(26,661,677)			(26,661,677)
Exercise of warrants (in shares)		233,183
Exercise of warrants	2,332	$ 2	2,330	0
Stock-based compensation expense	3,462,633		3,462,633
Ending balance at Dec. 31, 2025	$ (27,902,844)	$ 102	4,137,830	(32,040,776)
Common Stock, ending balance (in shares) at Dec. 31, 2025	10,233,183	10,233,183
Convertible Preferred Stock, ending balance (in shares) at Mar. 31, 2026	3,973,369
Convertible Preferred Stock, ending balance at Mar. 31, 2026	$ 26,854,552
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(16,429,430)			(16,429,430)
Stock-based compensation expense	727,472		727,472
Ending balance at Mar. 31, 2026	$ (43,604,802)	$ 102	$ 4,865,302	$ (48,470,206)
Common Stock, ending balance (in shares) at Mar. 31, 2026	10,233,183	10,233,183